Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	MRI INTERVENTIONS, INC.
Entity Central Index Key	0001285550
Document Type	S-1
Trading Symbol	MRIC
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company